DEPOSITS AND OTHER CURRENT ASSETS, NET	6 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSITS AND OTHER CURRENT ASSETS, NET

NOTE 5 – DEPOSITS AND OTHER CURRENT ASSETS, NET

Deposits and other current assets, net consist of the following:

	March 31, 2024	September 30, 2023

Deposits	$51,224	$51,193
Other current assets, net	2,421	2,419
Less: allowance for expected credit loss	(56)	(56)
	$53,589	$53,556

The movement of allowances for expected credit loss is as follow:

	March 31, 2024	September 30, 2023

Balance at beginning of the period	$56	$47
Provision	-	9
Ending balance	$56	$56